SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

DWS Large Cap Value Fund DWS Large Cap Value VIP

The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub–heading of the “MANAGEMENT” section of each fund’s prospectus and summary prospectus.

Thomas Schuessler, PhD., Managing Director. Lead Portfolio Manager of the fund. Joined the fund in 2007.

Peter Steffen, CFA,Vice President. Portfolio Manager of the fund. Joined the fund in 2011.

Oliver Pfeil, PhD., Director. Portfolio Manager of the fund. Joined the fund in 2009.

The following information replaces the existing disclosure contained under the “MANAGEMENT” sub–heading of the “FUND DETAILS” section of each fund’s prospectus.

Thomas Schuessler, PhD., Managing Director. Lead Portfolio Manager of the fund. Joined the fund in 2007.

■	Joined Deutsche Asset Management in 2001 after five years at Deutsche Bank where he managed various projects and worked in the office of the Chairman of the Management Board.

■	US and Global Fund Management: Frankfurt.

■	PhD, University of Heidelberg, studies in physics and economics at University of Heidelberg and University of Utah.

Peter Steffen, CFA, Vice President. Portfolio Manager of the fund. Joined the fund in 2011.

■	Joined Deutsche Asset Management in 2007.

■	Global Equities Portfolio Manager: Frankfurt.

■	US and Global Fund Management: Frankfurt.

■
Master’s Degree (”Diplom-Kaufmann”) in Finance & Asset Management from International School of Management, Dortmund with educational exchanges at the Université de Neuchâtel (Switzerland) and the University of Colorado (USA).

Oliver Pfeil, PhD., Director. Portfolio Manager of the fund. Joined the fund in 2009.

■
Joined Deutsche Asset Management in 2006 after 3 years as Executive Assistant to the Management Board of Deutsche Bank. Previously, Research Fellow at the Swiss Institute of Banking and Finance at the University of St. Gallen (2000–2002); Visiting Scholar in Capital Markets Research at MIT Sloan School of Management (2002-2003).

■	Portfolio manager for US and Global Value Equity: Frankfurt.

■	US and Global Fund Management: Frankfurt.

■
PhD in finance and accounting and Master’s degree in Business Administration from the University of St. Gallen; CEMS Master in International Management from the University of St. Gallen & ESADE, Barcelona; completed bank training program (”Bankkaufmann”) at Sal. Oppenheim jr. & Cie. KGaA, Cologne.

Please Retain This Supplement for Future Reference

June 1, 2012 PROSTKR-160